NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 6. - NOTES PAYABLE

Notes payable consisted of the following as of the dates set forth below:

	September 30,	December 31,
	2012	2011
Notes date September 15 and October 15, 2009	$-	$25,000
Convertible Note dated March 31, 2011	77,000	87,000
Note dated January 25, 2011	140,000	140,000
Note dated March 30, 2011	350,000	350,000
Note dated March 22, 2012 and April 13, 2012	50,000	-
Note dated June 20, 2012	6,000	-
	623,000	602,000
Less long term portion of notes payable	-	(177,000)
Notes Payable (shown in current liabilities)	$623,000	$425,000

Notes Dated September 15 and October 15, 2009 (unsecured) - On September 15, 2009 and October 15, 2009, the Company issued two notes payable to the same third party in the amounts of $15,000 and $10,000, respectively. The notes were fully paid in June 2012 together with accrued interest at 10% since issuance.

Note Dated January 25, 2011(unsecured) - On January 25, 2011, the Company issued a note for $140,000 to a shareholder as satisfaction of the balance due for principal and interest on matured notes that were not paid in cash or converted to common stock of 22nd Century Group and warrants to purchase shares of common stock of 22nd Century Group. The note bears interest at 12% and is due on July 1, 2013 together with accrued interest. As of September 30, 2012 and December 31, 2011, the outstanding principal amount of this note is $140,000.

Convertible Note Dated March 31, 2011(unsecured) - On March 31, 2011, the Company issued a note to a vendor in the original amount of $237,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 9%. In December 2011 the note was amended and the principal was reduced by a cash payment of $50,000 and $100,000 of the note was exchanged for $115,000 of a portion of the Convertible Notes issued December 16, 2011 so that the remaining principal balance under the note is $87,000 as of December 31, 2011. The note amendment also provided for principal payments together with accrued interest to be due as follows: $50,000 on May 1, 2012 and $37,000 on January 1, 2013, the maturity date. The Company made only $10,000 of the May 1, 2012 principal installment, leaving a remaining balance of $77,000 as of September 30, 2012, and the note is callable by the holder because of this payment default. The note is convertible into common stock of the Company at the option of the holder. The conversion rate will be determined at the time of conversion based on the average of the closing price of the Company's common stock on the day of and day after the conversion date.

Note Dated March 30, 2011(unsecured) - On March 30, 2011, the Company issued a note to a vendor in the amount of $350,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 4%. Principal and accrued interest, which were due on July 1, 2012 have not been paid. As of September 30, 2012 and December 31, 2011, the outstanding principal on this note is $350,000.

Notes Dated March 22, 2012 and April 13, 2012(secured) - On March 22, 2012 and April 13, 2012, the Company issued two notes in the amount of $25,000 each. The notes bear interest at an annual rate of 15%. Principal and accrued interest were due on October 1, 2012 and have not been paid. As of September 30, 2012, the outstanding principal on these notes is $50,000. The notes are secured by all assets of the Company and its subsidiaries. An officer of the Company is the managing member of the lender.

Note Dated June 20, 2012 (unsecured) - On June 20, 2012, the Company issued a note in the amount of $6,000 to an officer of the Company. The note bears interest at an annual rate of 15%. Principal and accrued interest were due on October 1, 2012 and have not been paid. As of September 30, 2012, the outstanding principal on this note is $6,000.

NOTE 6. - NOTES PAYABLE

Notes payable consisted of the following as of the dates set forth below:

	2011	2010

Convertible note dated March 31, 2011	$87,000	$-
Note dated March 30, 2011	350,000	-
	437,000	-
Less long term portion of notes payable	(37,000)	-
Notes Payable (shown in current liabilities)	$400,000	$-

Convertible Note Dated March 31, 2011(unsecured) - On March 31, 2011, the Company issued a note to a vendor in the original amount of $237,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 9%. In December 2011 the note was amended and the principal was reduced by a cash payment of $50,000 and $100,000 exchanged for $115,000 of the Convertible Notes issued December 16, 2011 so that the remaining principal balance under the note is $87,000 as of December 31, 2011. The note amendment also provided for principal payments together with accrued interest to be due as follows: $50,000, May 1, 2012 and $37,000 January 1, 2013, the maturity date. The note is convertible into common stock of the Company at the option of the holder after December 18, 2011. The conversion rate will be determined at the time of conversion based on the average of the closing price of the Company's common stock on the day of and day after the conversion date.

Note Dated March 30, 2011(unsecured) - On March 30, 2011, the Company issued a note to a vendor in the amount of $350,000 as satisfaction of past due invoices previously recorded by the Company in accounts payable. The note bears interest at an annual rate of 4%. Principal and accrued interest are due on July 1, 2012. This maturity date is automatically accelerated if the Company receives funding of $5,000,000 or more prior to July 1, 2012. As of December 31, 2011, the outstanding principal on this note is $350,000.